GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) item
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | item	2
Growth rate	5.00%
Discount rate	13.00%
Goodwill Impairment charge	$ 27,337
Impairment of intangible assets	$ 16,510